Disclosure of Detailed Information About Property Plant and Equipment (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 995,502	$ 881,084
Additions	13,829	64,145
Disposal of Motorsports		(68,394)
Foreign exchange	(2,089)	(863)
Property and equipment, cost, ending balance	1,007,242	875,972
Accumulated depreciation, beginning balance	591,691	471,695
Depreciation	28,918	17,286
Disposal of Motorsports		(20,978)
Foreign exchange	(2,471)	211
Accumulated depreciation, ending balance	618,138	468,214
Property and equipment, net book value	389,104		$ 403,811
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	218,851	221,653
Additions
Disposal of Motorsports		(2,631)
Foreign exchange	(398)	(49)
Property and equipment, cost, ending balance	218,453	218,973
Accumulated depreciation, beginning balance	63,367	57,517
Depreciation	1,743	(120)
Disposal of Motorsports
Foreign exchange	(258)	10
Accumulated depreciation, ending balance	64,852	57,407
Property and equipment, net book value	153,601		155,484
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	603,607	486,340
Additions	13,829	64,145
Disposal of Motorsports		(47,645)
Foreign exchange	776	(432)
Property and equipment, cost, ending balance	618,212	502,408
Accumulated depreciation, beginning balance	406,231	307,508
Depreciation	22,953	15,634
Disposal of Motorsports		(11,068)
Foreign exchange	(2,160)	425
Accumulated depreciation, ending balance	427,024	312,499
Property and equipment, net book value	191,188		197,376
Furniture and fixtures [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	173,044	173,091
Additions
Disposal of Motorsports		(18,118)
Foreign exchange	(2,467)	(382)
Property and equipment, cost, ending balance	170,577	154,591
Accumulated depreciation, beginning balance	122,093	106,670
Depreciation	4,222	1,772
Disposal of Motorsports		(9,910)
Foreign exchange	(53)	(224)
Accumulated depreciation, ending balance	126,262	$ 98,308
Property and equipment, net book value	$ 44,315		$ 50,951